FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Aging Of Receivables [Table Text Block]
Aging of receivables were as follows:

	December 31, 2015	December 31, 2014
Trade receivables, gross
Current	$149.4	$88.6
Past due 1-30 days	14.0	2.9
Past due 31-90 days	3.5	1.1
Past due over 90 days	4.0	9.5
	170.9	102.1
Allowance for doubtful accounts	(4.5)	(2.3)
Trade receivables, net	166.4	99.8
Other receivables, including sales tax recoverables	18.7	11.1
Accounts receivable (note 9)	$185.1	$110.9

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movement in the allowance for doubtful accounts in respect of trade receivables were as follows:

	2015	2014
Balance, beginning of period	$2.3	$1.8
Increase in provision	2.2	0.5
Balance, end of period (note 9)	$4.5	$2.3

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Sensitivity analysis for derivative positions and variable rate debt

				Effect from increase in rate or price		Effect from decrease in rate or price
As at December 31, 2015	Currency and notional amount		Change in rate or price	Net earnings (loss)	Other comprehensive income	Net earnings (loss)	Other comprehensive income
Revenue hedges
Currency risk (US$/CDN$)	US$	115.0	5%	$3.7	–	$(4.6)	–
ABL Facility
Interest risk (annualized)	CDN$	40.6	100 bps	(0.3)	–	0.3	–
Interest risk ( annualized)	US$	55.3	100 bps	(0.4)	–	0.4	–

Revenue Risk Management Instruments [Member]
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Stock Options Roll Forward [Table Text Block]
Foreign currency options and forward contracts outstanding to sell U.S. dollars were as follows:

	Options
	Purchased US$ put		Sold US$ call
Term	Notional amount	Average rate US$/CDN$	Notional amount	Average rate US$/CDN$
As at December 31, 2015
0 to 11 months	$115.0	0.7835	$115.0	0.7257